UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       3/31/2003
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
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Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
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Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             05/12/2003
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 84
                                        -------------------

Form 13F Information Table Value Total: $  63,690
                                        -------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

-----     -----------------        ---------------------------------------------
          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
Household International        COMMON STOCK                    3,238,399       114,512      SOLE          SOLE       SOLE
Exxon Mobil Corporation        COMMON STOCK     91927806       2,705,270        77,404      SOLE          SOLE       SOLE
Cardinal Health                COMMON STOCK     14149Y108      2,143,325        37,622      SOLE          SOLE       SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      2,049,323        97,355      SOLE          SOLE       SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      1,954,943        80,055      SOLE          SOLE       SOLE
Microsoft Corporation          COMMON STOCK     594918104      1,749,307        72,256      SOLE          SOLE       SOLE
Dell Computer Corp             COMMON STOCK     247025109      1,648,432        60,360      SOLE          SOLE       SOLE
Wal Mart Stores Inc.           COMMON STOCK                    1,635,719        31,438      SOLE          SOLE       SOLE
Plum Creek Timber Co           COMMON STOCK     729251108      1,544,009        71,515      SOLE          SOLE       SOLE
General Electric               COMMON STOCK     369604103      1,507,407        59,114      SOLE          SOLE       SOLE
Vodafone ADR                   COMMON STOCK                    1,419,247        77,895      SOLE          SOLE       SOLE
Bristol-Myers Squibb           COMMON STOCK     110122108      1,409,102        66,687      SOLE          SOLE       SOLE
Johnson & Johnson              COMMON STOCK     478160104      1,362,665        23,547      SOLE          SOLE       SOLE
Washington Mutual Inc          COMMON STOCK                    1,360,893        38,585      SOLE          SOLE       SOLE
Pepsico Inc.                   COMMON STOCK     997134101      1,358,400        33,960      SOLE          SOLE       SOLE
Buckeye Partners LP            COMMON STOCK                    1,321,154        36,760      SOLE          SOLE       SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                    1,309,027        52,445      SOLE          SOLE       SOLE
AmeriGas Partners LP           COMMON STOCK     30975106       1,233,442        51,372      SOLE          SOLE       SOLE
Expeditors Int'l               COMMON STOCK                    1,148,603        31,950      SOLE          SOLE       SOLE
Cisco Systems                  COMMON STOCK     017275R102     1,126,106        86,757      SOLE          SOLE       SOLE
Block H & R Incorporated       COMMON STOCK                    1,090,730        25,550      SOLE          SOLE       SOLE
Anadarko Petroleum             COMMON STOCK     32511107       1,061,970        23,340      SOLE          SOLE       SOLE
WP Carey & Co LLC              COMMON STOCK                      951,750        38,070      SOLE          SOLE       SOLE
Clear Channel Comm Inc         COMMON STOCK     184502102        926,084        27,302      SOLE          SOLE       SOLE
Medtronic Inc.                 COMMON STOCK     585055106        880,562        19,516      SOLE          SOLE       SOLE
Altria Group                   COMMON STOCK                      847,119        28,275      SOLE          SOLE       SOLE
Wells Fargo                    COMMON STOCK     949746101        822,417        18,280      SOLE          SOLE       SOLE
UnitedHealth Group             COMMON STOCK     910581107        806,238         8,795      SOLE          SOLE       SOLE
Sherwin Williams               COMMON STOCK                      766,708        29,009      SOLE          SOLE       SOLE
Citigroup Inc.                 COMMON STOCK     172967101        741,743        21,531      SOLE          SOLE       SOLE
Quest Diagnostic Inc           COMMON STOCK                      721,354        12,085      SOLE          SOLE       SOLE
Walgreen Company               COMMON STOCK     931422109        691,453        23,455      SOLE          SOLE       SOLE
Zimmer Holdings Inc            COMMON STOCK     98956P102        662,924        13,632      SOLE          SOLE       SOLE
U S Bancorp Del                COMMON STOCK                      656,252        34,576      SOLE          SOLE       SOLE
United Technologies            COMMON STOCK     913017109        653,781        11,315      SOLE          SOLE       SOLE
Pfizer Incorporated            COMMON STOCK     717081103        653,768        20,981      SOLE          SOLE       SOLE
3M Company                     COMMON STOCK     604059105        651,060         5,007      SOLE          SOLE       SOLE
Target Corp                    COMMON STOCK     872540109        632,894        21,630      SOLE          SOLE       SOLE
Federal Natl Mtg Assoc         COMMON STOCK     313586109        610,696         9,345      SOLE          SOLE       SOLE
Southern Company               COMMON STOCK     842587107        609,327        21,425      SOLE          SOLE       SOLE
MBNA Corporation               COMMON STOCK     55262L100        596,567        39,639      SOLE          SOLE       SOLE
BP PLC                         COMMON STOCK     55622104         584,407        15,144      SOLE          SOLE       SOLE
Procter & Gamble               COMMON STOCK     742718109        571,790         6,421      SOLE          SOLE       SOLE
Home Depot                     COMMON STOCK     437076102        567,442        23,294      SOLE          SOLE       SOLE
Anheuser Busch Cos. Inc.       COMMON STOCK     35229103         557,223        11,955      SOLE          SOLE       SOLE
Pharmacia Corp                 COMMON STOCK     71713U02         556,405        12,850      SOLE          SOLE       SOLE
Abbott Laboratories            COMMON STOCK     2824100          487,802        12,970      SOLE          SOLE       SOLE
Verizon Communications         COMMON STOCK     92343V104        469,519        13,282      SOLE          SOLE       SOLE
Applied Materials Inc          COMMON STOCK     3822105          464,768        36,945      SOLE          SOLE       SOLE
Catalina Marketing Corp        COMMON STOCK                      462,866        24,070      SOLE          SOLE       SOLE
Merck & Co.                    COMMON STOCK     58933107         458,728         8,374      SOLE          SOLE       SOLE
Sysco Corp.                    COMMON STOCK     871829107        458,556        18,025      SOLE          SOLE       SOLE
EOG Resources                  COMMON STOCK     293562104        452,764        11,445      SOLE          SOLE       SOLE
AOL Time Warner Inc            COMMON STOCK     00184A105        449,115        41,355      SOLE          SOLE       SOLE
Keycorp Inc New                COMMON STOCK                      440,191        19,512      SOLE          SOLE       SOLE
Conagra                        COMMON STOCK                      431,419        21,485      SOLE          SOLE       SOLE
FPL Group                      COMMON STOCK                      430,189         7,300      SOLE          SOLE       SOLE
Xcel Energy Inc                COMMON STOCK                      388,822        30,353      SOLE          SOLE       SOLE
IBM                            COMMON STOCK     459200101        387,679         4,943      SOLE          SOLE       SOLE
American Intl Group Inc.       COMMON STOCK     26874107         363,606         7,353      SOLE          SOLE       SOLE
Alcoa Inc.                     COMMON STOCK     13817101         353,007        18,215      SOLE          SOLE       SOLE
Intel Corporation              COMMON STOCK     458140100        348,115        21,383      SOLE          SOLE       SOLE
Stryker Corp                   COMMON STOCK                      338,445         4,930      SOLE          SOLE       SOLE
Fiserv Inc                     COMMON STOCK                      311,495         9,895      SOLE          SOLE       SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107         307,008        10,660      SOLE          SOLE       SOLE
McGraw Hill Cos Inc            COMMON STOCK                      300,186         5,400      SOLE          SOLE       SOLE
Hewlett Packard Company        COMMON STOCK                      298,094        19,170      SOLE          SOLE       SOLE
Sara Lee Corp                  COMMON STOCK     803111103        290,486        15,534      SOLE          SOLE       SOLE
Forest Laboratories Inc.       COMMON STOCK     345838106        286,581         5,310      SOLE          SOLE       SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        279,312         6,900      SOLE          SOLE       SOLE
MBIA Inc.                      COMMON STOCK                      277,628         7,185      SOLE          SOLE       SOLE
Nokia Corp                     COMMON STOCK     654902204        271,023        19,345      SOLE          SOLE       SOLE
Liberty Media New Ser A        COMMON STOCK                      259,840        26,705      SOLE          SOLE       SOLE
Emerson Electric Company       COMMON STOCK     291011104        258,949         5,710      SOLE          SOLE       SOLE
Nabors Industries Ltd          COMMON STOCK                      229,053         5,745      SOLE          SOLE       SOLE
American Express Company       COMMON STOCK     25816109         222,641         6,700      SOLE          SOLE       SOLE
Donaldson Company Inc          COMMON STOCK                      219,480         6,000      SOLE          SOLE       SOLE
Mylan Labs Inc.                COMMON STOCK     628530107        214,331         7,455      SOLE          SOLE       SOLE
Oracle Corp.                   COMMON STOCK     68389X105        151,669        13,980      SOLE          SOLE       SOLE
Liberty Media Group Cl B       COMMON STOCK                      109,415        11,052      SOLE          SOLE       SOLE
Corning Inc.                   COMMON STOCK     219350105         79,395        13,595      SOLE          SOLE       SOLE
Qwest Communications           COMMON STOCK     337941603         40,833        11,700      SOLE          SOLE       SOLE
Ben Ezra Weinstein New         COMMON STOCK                            5        50,000      SOLE          SOLE       SOLE
Pacer Energy                   COMMON STOCK                            0        35,000      SOLE          SOLE       SOLE